Annual Total Returns (Vanguard Growth Equity Fund - Investor Shares Participant) (Vanguard Growth Equity Fund, Vanguard Growth Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Growth Equity Fund | Vanguard Growth Equity Fund - Investor Shares
Annual Total Return
2013	32.32%
2012	14.99%
2011	0.49%
2010	17.21%
2009	33.71%
2008	(47.86%)
2007	22.47%
2006	6.14%
2005	7.88%
2004	5.35%